U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

     PaineWebber Series Trust
     1285 Avenue of the Americas
     New York, NY 10019

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2.   Name of each series or class of funds for which this notice is filed:

     Aggressive Growth Portfolio
     Balanced Portfolio
     Global Growth Portfolio
     Global Income Portfolio
     Growth Portfolio
     Growth and Income Portfolio
     High Grade Fixed Income Portfolio
     Money Market Portfolio
     Strategic Fixed Income Portfolio

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3.    Investment Company Act File Number:

     811-4919

     Securities Act File Number:

     33-10438


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4.   Last day of fiscal year for which this notice is filed:
     December 31, 1996


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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            /-/
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6.   Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     2,099,132 shares representing $2,099,132

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8.   Number and amount of  securities  registered  during the fiscal year other than pursuant to rule 24f-2:

     None

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9.    Number and aggregate sale price of securities sold during the fiscal year:

      None

     (NOTE: All 13,034,163 shares representing $42,605,440 sold during the fiscal year were sold to unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. Pursuant to Instruction B.5, these shares have been excluded from the securities reported in this Item.)

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     None

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Not applicable

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during the
          fiscal year in reliance on
          rule 24f-2 (from Item 10):                    $              0
                                                        --------------------
    (ii)  Aggregate price of shares
          issued in connection with
          dividend reinvestment plans
          (from Item 11, if applicable):                +            n/a
                                                        --------------------

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   (iii)  Aggregate price of shares
          redeemed or repurchased during
          the fiscal year
          (if applicable):                              -              0
                                                        --------------------

    (iv)  Aggregate  price of shares  redeemed
          or   repurchased   and  previously
          applied as a  reduction  to filing
          fees  pursuant  to rule  24e-2 (if
          applicable):                                  +              0
                                                        --------------------

     (v)  Net aggregate  price of  securities

          sold and  issued  during the fiscal
          year  in  reliance  on  rule  24f-2
          [line  (i),  plus line  (ii),  less
          line  (iii),  plus  line  (iv)] (if
          applicable):                                  $              0
                                                        --------------------


    (vi)  Multiplier prescribed by Section 6(b)
          of the  Securities  Act of  1933 or
          other  applicable law or regulation
          (see Instruction C.6):                            x 1/33 of 1%
                                                        -------------------

    (vii) Fee due (line (1) or line (v)

          multiplied by line (vi)                       $              0
                                                        -------------------

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13.  Check  box if fees are  being  remitted  to the  Commission's  lockbox depository  as  described in section 3a of the  Commission's  Rules of
     Informal and Other Procedures (17 CFR 202.3a).                        /-/


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Ann E. Moran
                                -------------------------------------
                                Ann E. Moran
                                -------------------------------------
                                Vice President & Asst Treasurer
                                -------------------------------------

Date  February 21, 1997
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